Cover Page	Aug. 06, 2025	May 09, 2025
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Aug. 06, 2025
Entity Registrant Name	National Healthcare Properties, Inc.
Entity Incorporation, State or Country Code		MD
Entity File Number		001-39153
Entity Tax Identification Number		38-3888962
Entity Address, Address Line One	540 Madison Ave.
Entity Address, Address Line Two	27th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	332
Local Phone Number	258-8770
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001561032
Series A Cumulative Redeemable Perpetual Preferred Stock
Document Information [Line Items]
Title of 12(b) Security		7.375% Series A Cumulative Redeemable Perpetual Preferred Stock, $0.01 par value per share
Trading Symbol		NHPAP
Security Exchange Name		NASDAQ
Series B Cumulative Redeemable Perpetual Preferred Stock
Document Information [Line Items]
Title of 12(b) Security		7.125% Series B Cumulative Redeemable Perpetual Preferred Stock, $0.01 par value per share
Trading Symbol		NHPBP
Security Exchange Name		NASDAQ